WARRANTS - Series E-1 Preferred Warrants (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 04, 2021	May 18, 2018
WARRANTS
Number of warrants to purchase preferred stock	1,102,752	1,102,752						12,500
Exercise price								$ 3.04
Accrued value of warrants	$ 504,117	$ 504,117		$ 2,072,536	$ 1,179,201
Change in fair value of warrants		$ (1,470,153)	$ 1,592,955	$ 883,573	$ (178,668)	$ (817,618)
Series E-1 Preferred Warrants
WARRANTS
Number of warrants to purchase preferred stock							126,993
Exercise price							$ 7.0871
Number of warrants outstanding	126,993	126,993
Accrued value of warrants	$ 253,985	$ 253,985
Warrants exercisable term	10 years	10 years
Change in fair value of warrants	$ (1,270)	$ (1,270)
Change in fair value recorded as debt discount	$ (252,715)	$ (252,715)